SHARE BASED COMPENSATION - Measurement of the fair values at the measurement date of the SARs (Details) - Share appreciation rights liability	12 Months Ended
Dec. 31, 2025 Y $ / shares
SHARE BASED COMPENSATION
Expected dividend yield (%)	0.00%
Risk-free interest rate (%)	3.73%
Expected life of options (years) | Y	5
Share price (CAD) | $ / shares	$ 2.88
Forfeiture rate (%)	0.00%
Minimum
SHARE BASED COMPENSATION
Expected share price volatility (%)	63.31%
Maximum
SHARE BASED COMPENSATION
Expected share price volatility (%)	66.00%